Events after the reporting period	6 Months Ended
Jun. 30, 2022
Events after the reporting period

27.	Events after the reporting period

Following the receipt of the EC’s notice to terminate the APA for VLA2001 in May 2022, both parties entered into negotiations for a remediation plan. In July 2022, the EC approved an amendment to the APA, which was signed in July 2022. Under this amendment the Member States will purchase 1.25 million doses of VLA2001 in 2022, with the option to purchase an equivalent quantity later this year for delivery in 2022.

These conditions arose after the reporting period that ended on June 30, 2022 and there was no evidence of conditions that already existed at the end of this reporting period.